UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Share capital	Share premium [1]	Share-based compensation reserves [1]	Foreign currency translation reserve [1]	Retained accumulated losses [1]
Beginning balance at Dec. 31, 2024	$ 1,040.6	$ 0.1	$ 2,696.0	$ 74.4	$ (68.2)	$ (1,661.7)
Statement of changes in equity [Roll Forward]
Net loss	(266.0)					(266.0)
Other comprehensive income (loss):
Exchange differences on translation of foreign operations	184.1				184.1
TOTAL COMPREHENSIVE INCOME (LOSS)	(81.9)				184.1	(266.0)
Exercise of share options	3.0		4.8	(1.8)
Reclassification of vested restricted share units	0.0		37.5	(37.5)
Share-based compensation expense	49.6			49.6
Ending balance at Sep. 30, 2025	1,011.3	0.1	2,738.3	84.7	115.9	(1,927.7)
Beginning balance at Dec. 31, 2025	1,002.1	0.1	2,750.3	88.0	122.2	(1,958.5)
Statement of changes in equity [Roll Forward]
Net loss	30.6					30.6
Other comprehensive income (loss):
Exchange differences on translation of foreign operations	0.4				0.4
TOTAL COMPREHENSIVE INCOME (LOSS)	31.0				0.4	30.6
Issuance of ordinary shares, net	211.6		211.6
Exercise of share options	0.9		1.2	(0.3)
Reclassification of vested restricted share units	0.0		58.5	(58.5)
Share-based compensation expense	27.1			27.1
Ending balance at Sep. 30, 2026	$ 1,272.7	$ 0.1	$ 3,021.6	$ 56.3	$ 122.6	$ (1,927.9)

[1]	These reserve accounts comprise the consolidated reserves of $1,272.6 million and $1,011.2 million in the consolidated statements of financial position as at September 30, 2026 and 2025, respectively